Borrowings (Tables)	12 Months Ended
Oct. 31, 2015
Borrowings
Schedule of notes payable and short-term borrowings

	As of
	October 31, 2015		October 31, 2014
	Amount Outstanding	Weighted-Average Interest Rate	Amount Outstanding	Weighted-Average Interest Rate (3)
	In millions		In millions
Current portion of long-term debt(1)	$2,160	3.3%	$2,530	2.2%
Notes payable to banks, lines of credit and other(2)	34	4.7%	64	18.4%

	$2,194		$2,594

(1)	In the first quarter of fiscal 2016, HP redeemed and repaid $2.1 billion of fixed-rate U.S. Dollar Global Notes.

(2)	As of October 31, 2015, HP’s and HP’s subsidiaries’ resources available to obtain short-or long-term financing from uncommitted lines of credit was an aggregate of $832 million.

(3)	As of October 31, 2014, Notes payable to banks, lines of credit and other included $35 million of local government loans with an interest rate of 34%.

Schedule of long-term debt

	As of
	October 31, 2015	October 31, 2014
	In millions
U.S. Dollar Global Notes(1)
2006 Shelf Registration Statement:
$500 issued at discount to par at a price of 99.694% in February 2007 at 5.4%, due March 2017, paid November 2015	$162	$500
$750 issued at discount to par at a price of 99.932% in March 2008 at 5.5%, due March 2018, paid November 2015	283	750
2009 Shelf Registration Statement:
$1,100 issued at discount to par at a price of 99.887% in September 2010 at 2.125%, paid September 2015	—	1,100
$650 issued at discount to par at a price of 99.911% in December 2010 at 2.2%, due December 2015, paid November 2015	309	650
$1,350 issued at discount to par at a price of 99.827% in December 2010 at 3.75%, due December 2020	648	1,349
$1,000 issued at discount to par at a price of 99.958% in May 2011 at 2.65%, due June 2016, paid November 2015	346	1,000
$1,250 issued at discount to par at a price of 99.799% in May 2011 at 4.3%, due June 2021	1,248	1,248
$750 issued at discount to par at a price of 99.977% in September 2011 at 2.35%, paid March 2015	—	750
$1,300 issued at discount to par at a price of 99.784% in September 2011 at 3.0%, due September 2016, paid November 2015	390	1,298
$1,000 issued at discount to par at a price of 99.816% in September 2011 at 4.375%, due September 2021	999	999
$1,200 issued at discount to par at a price of 99.863% in September 2011 at 6.0%, due September 2041	1,199	1,199
$650 issued at discount to par at a price of 99.946% in December 2011 at 2.625%, paid December 2014	—	650
$850 issued at discount to par at a price of 99.790% in December 2011 at 3.3%, due December 2016, paid November 2015	220	849
$1,500 issued at discount to par at a price of 99.707% in December 2011 at 4.65%, due December 2021	1,497	1,496
$1,500 issued at discount to par at a price of 99.985% in March 2012 at 2.6%, due September 2017, paid November 2015	436	1,500
$500 issued at discount to par at a price of 99.771% in March 2012 at 4.05%, due September 2022	499	499
2012 Shelf Registration Statement:
$750 issued at par in January 2014 at three-month USD LIBOR plus 0.94%, due January 2019	102	750
$1,250 issued at discount to par at a price of 99.954% in January 2014 at 2.75%, due January 2019	300	1,250

	8,638	17,837

Other, including capital lease obligations, at 0.51%-8.30%, due in calendar years 2015-2024	96	136
Fair value adjustment related to hedged debt	103	120
Less: current portion	(2,160)	(2,530)

Total long-term debt	$6,677	$15,563

(1)	HP may redeem some or all of the fixed-rate U.S. Dollar Global Notes at any time in accordance with the terms thereof. The U.S. Dollar Global Notes are senior unsecured debt.

Schedule of aggregate future maturities of long-term debt at face value
Fiscal year	In millions
2016	$2,203
2017	26
2018	20
2019	404
2020	3
Thereafter	6,112

Total	$8,768